Apr. 07, 2017
Victory Trivalent Emerging Markets Small-Cap Fund
Victory Trivalent Emerging Markets Small-Cap Fund

Victory Funds

Victory Trivalent Emerging Markets Small-Cap Fund

Supplement dated April 7, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The Prospectus is revised to reflect additional information about sales charge reductions and waivers with respect to Class A shares of the Victory Trivalent Emerging Markets Small-Cap Fund (“Fund”).

1. The following is added the paragraph under “Fund Fees and Expenses” found on Page 1 of the Prospectus:

More information about sales charge discounts and other discounts available through certain financial intermediaries is also available in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund’s Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.